Segment Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment Information
7	SEGMENT INFORMATION

(a)	CODM, office of the General Manager, reviews the Group’s internal reporting in order to assess performance and allocate resources.

The Group has one reportable operating segment, reported as “airline transportation operations”, which comprises the provision of passenger, cargo, mail delivery, ground service and cargo handling services.

Other services including primarily tour operations, air catering and other miscellaneous services are not included within the airline transportation operations segment, as their internal reports are separately provided to the CODM. The results of these operations are included in the “other segments” column.

Inter-segment transactions are entered into under normal commercial terms and conditions that would be available to unrelated third parties.

In accordance with IFRS 8, segment disclosure has been presented in a manner that is consistent with the information used by the Group’s CODM. The Group’s CODM monitors the results, assets and liabilities attributable to each reportable segment based on financial results prepared under the PRC Accounting Standards for Business Enterprises (the “PRC Accounting Standards”), which differ from IFRSs in certain aspects. The amount of each material reconciling items from the Group’s reportable segment revenue and profit or loss, arising from different accounting policies are set out in note 7(c) below.

The segment results for the year ended December 31, 2017 were as follows:

	Airline
	transportation	Other
	operations	segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Reportable segment revenue from external customers	97,698	4,023	—	—	101,721
Inter-segment sales	—	1,018	(1,018)	—	—

Reportable segment revenue	97,698	5,041	(1,018)	—	101,721

Reportable segment profit before income tax	6,517	363	—	1,740	8,620

Other segment information
Depreciation and amortization	13,769	190	—	—	13,959
Impairment charges (note 10)	489	2	—	—	491
Interest income	2,309	(96)	(101)	—	2112
Interest expenses	3,080	205	(101)	—	3,184
Capital expenditure	32,149	657	—	—	32,806

The segment results for the year ended December 31, 2016 were as follows:
	Airline
	transportation	Other
	operations	segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Reportable segment revenue from external customers	94,338	4,222	—	—	98,560
Inter-segment sales	—	782	(782)	—	—

Reportable segment revenue	94,338	5,004	(782)	—	98,560

Reportable segment profit before income tax	5,788	397	—	322	6,507

Other segment information
Depreciation and amortization	12,378	160	—	—	12,538
Impairment charges (note 10)	22	7	—	—	29
Interest income	100	100	(104)	—	96
Interest expenses	2,553	280	(104)	—	2,729
Capital expenditure*	34,631	776	—	—	35,407

*	Capital expenditure consists of additions to property, plant and equipment, investment properties and intangible assets and long-term deferred assets.

The segment results for the year ended December 31, 2015 were as follows:

	Airline
	transportation	Other
	operations	segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Reportable segment revenue from external customers	89,013	4,831	—	—	93,844
Inter-segment sales	555	468	(1,023)	—	—

Reportable segment revenue	89,568	5,299	(1,023)	—	93,844

Reportable segment profit before income tax	5,327	238	—	106	5,671

Other segment information
Depreciation and amortization	10,727	128	—	—	10,855
Impairment charges (note 10)	93	1	—	134	228
Interest income	69	13	(16)	—	66
Finance expenses	1,935	270	(16)	—	2,189
Capital expenditure	37,706	591	—	—	38,297

The segment assets and liabilities as at December 31, 2017 and December 31, 2016 were as follows:
	Airline
	transportation	Other
	operations	segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At December 31, 2017
Reportable segment assets	216,591	13,376	(5,514)	3,011	227,464
Reportable segment liabilities	165,148	11,301	(5,514)	11	170,946

At December 31, 2016
Reportable segment assets	205,024	11,218	(8,896)	2,705	210,051
Reportable segment liabilities	159,437	9,373	(8,896)	41	159,955

*	Unallocated assets primarily represent investments in associates and joint ventures, and available-for-sale investments. Unallocated results primarily represent the share of results of associates and joint ventures, income relating to available-for-sale investments.

(b)	The Group’s business operates in three main geographical areas, even though they are managed on a worldwide basis.

The Group’s revenues by geographical area are analysed based on the following criteria:

1)	Traffic revenue from services within the PRC (excluding the Hong Kong Special Administrative Region (“Hong Kong”), the Macau Special Administrative Region (“Macau”) and Taiwan, (collectively known as “Regional”)) is classified as domestic operations. Traffic revenue from inbound and outbound services between overseas markets excluding Regional is classified as international operations.

2)	Revenue from ticket handling services, ground services, cargo handling service and other miscellaneous services is classified on the basis of where the services are performed.

	2017	2016	2015
	RMB million	RMB million	RMB million
Domestic (the PRC, excluding Hong Kong,
Macau and Taiwan)	67,923	63,730	61,222
Regional (Hong Kong, Macau and Taiwan)	3,624	3,516	3,569
International	30,928	31,658	29,178

Total	102,475	98,904	93,969

The major revenue-earning assets of the Group are its aircraft, all of which are registered in the PRC. Since the Group’s aircraft are deployed flexibly across its route network, there is no suitable basis of allocating such assets and the related liabilities by geographic area and hence segment non-current assets and capital expenditure by geographic area are not presented. Except the aircraft, most non-current assets (except financial instruments) are registered and located in the PRC.

(c)	Reconciliation of reportable segment revenue, profit, assets and liabilities to the consolidated figures as reported in the consolidated financial statements:

		2017	2016	2015
	Note	RMB million	RMB million	RMB million
Revenue
Reportable segment revenue		101,721	98,560	93,844
- Reclassification of expired sales in advance of carriage	(i)	754	344	125

Consolidated revenue		102,475	98,904	93,969

		2017	2016	2015
	Note	RMB million	RMB million	RMB million
Profit before income tax
Reportable segment profit before income tax		8,620	6,507	5,671
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	(ii)	(10)	(10)	(4)

Consolidated profit before income tax		8,610	6,497	5,667

		2017	2016
	Notes	RMB million	RMB million
Assets
Reportable segment assets		227,464	210,051
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	(ii)	21	31
- Difference in intangible asset arising from the acquisition of Shanghai Airlines	(iii)	2,242	2,242

Consolidated assets		229,727	212,324

		2017	2016
		RMB million	RMB million
Liabilities
Reportable segment liabilities		170,946	159,955
- Others		3	3

Consolidated liabilities		170,949	159,958

Notes:

(i)	The difference represents the different classification of expired sales in advance of carriage under the PRC Accounting Standards and IFRSs.
(ii)	The difference is attributable to the differences in the useful lives and residual values of aircraft and engines adopted for depreciation purposes in prior years under the PRC Accounting Standards and IFRSs. Despite the depreciation policies of these assets have been unified under IFRSs and the PRC Accounting Standards in recent years, the changes were applied prospectively as changes in accounting estimates which result in the differences in the carrying amounts and related depreciation charges under IFRSs and the PRC Accounting Standards.
(iii)	The difference represents the different measurement of the fair value of acquisition cost of the shares from Shanghai Airlines between the PRC Accounting standards and IFRSs, which results in the different measurement of goodwill.